Segment Information - Segment Reporting Information, by Segment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Segment Reporting Information [Line Items]
Revenues		$ 18,881,000,000	$ 17,510,000,000	$ 16,389,000,000
Operating costs and expenses		11,089,000,000	10,501,000,000	9,383,000,000
Selling and administrative		2,450,000,000	2,265,000,000	2,197,000,000
Depreciation and amortization		2,017,000,000	1,846,000,000	1,738,000,000
Operating Income		3,325,000,000	2,809,000,000	3,071,000,000
Capital expenditures		3,749,000,000	2,944,000,000	3,062,000,000
Assets		42,401,000,000	40,778,000,000	38,881,000,000
Goodwill and trademark impairment	$ 0	0	89,000,000	0
NAA
Segment Reporting Information [Line Items]
Revenues		12,236,000,000	11,442,000,000	10,563,000,000
Operating costs and expenses		7,180,000,000	6,704,000,000	5,961,000,000
Selling and administrative		1,403,000,000	1,337,000,000	1,273,000,000
Depreciation and amortization		1,264,000,000	1,195,000,000	1,117,000,000
Operating Income		2,389,000,000	2,117,000,000	2,211,000,000
Capital expenditures		2,614,000,000	1,715,000,000	2,114,000,000
Assets		25,613,000,000	24,430,000,000	24,066,000,000
EA
Segment Reporting Information [Line Items]
Revenues		6,243,000,000	5,703,000,000	5,464,000,000
Operating costs and expenses		3,676,000,000	3,568,000,000	3,203,000,000
Selling and administrative		751,000,000	667,000,000	638,000,000
Depreciation and amortization		611,000,000	561,000,000	538,000,000
Operating Income		1,205,000,000	907,000,000	1,086,000,000
Capital expenditures		945,000,000	793,000,000	622,000,000
Assets		13,825,000,000	14,149,000,000	12,844,000,000
Goodwill and trademark impairment			89,000,000
Cruise Support
Segment Reporting Information [Line Items]
Revenues		129,000,000	129,000,000	131,000,000
Operating costs and expenses		53,000,000	66,000,000	67,000,000
Selling and administrative		268,000,000	246,000,000	278,000,000
Depreciation and amortization		103,000,000	53,000,000	42,000,000
Operating Income		(296,000,000)	(235,000,000)	(256,000,000)
Capital expenditures		38,000,000	431,000,000	310,000,000
Assets		2,303,000,000	1,739,000,000	1,513,000,000
Tour and Other
Segment Reporting Information [Line Items]
Revenues		272,000,000	236,000,000	231,000,000
Operating costs and expenses		180,000,000	163,000,000	152,000,000
Selling and administrative		28,000,000	15,000,000	8,000,000
Depreciation and amortization		39,000,000	37,000,000	41,000,000
Operating Income		26,000,000	20,000,000	30,000,000
Capital expenditures		152,000,000	5,000,000	16,000,000
Assets		$ 660,000,000	$ 459,000,000	$ 458,000,000